SERVICING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SERVICING [Abstract]
Unpaid principal balance of mortgage and other loans	$ 28,597	$ 24,775
Capitalized servicing rights	80	2
Mortgage servicing rights capitalized	88	2
Mortgage servicing rights amortized	$ 10	$ 7